Total
Blue Chip Investor Fund
Summary Section
Investment Objective
• The Blue Chip Investor Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Blue Chip Investor Fund Blue Chip Investor Fund Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Blue Chip Investor Fund Blue Chip Investor Fund Shares
Management Fees	1.00%
Distribution12b-1 Fees	none
Interest Expenses	0.01%
Remainder of Other Expenses	0.36%
Total Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver/Expense Reimbursement	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.01%
[1]	The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.00% of its average daily net assets through April 30, 2024. The fee waiver will automatically terminate on April 30, 2024 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before April 30, 2024.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your costs:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Blue Chip Investor Fund | Blue Chip Investor Fund Shares | USD ($)	103	398	716	1,615

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.42% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in the common stocks of industry-dominant companies whose earnings have demonstrated superior growth. The Fund's Adviser considers, among other things, balance sheet strength, cash flow and return on equity. The Fund normally focuses its investments in a core of less than 25 companies, and certain sectors are likely to be overweighted compared to others. The Fund invests in medium to large capitalization companies. The average market capitalization of holdings is usually larger than $5 billion. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected return are acquired.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of industry sectors.

The Principal Risks of Investing in the Fund Risks in General
Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-877-673-3119. The bar chart shows calendar year total returns for the Fund for the last ten years.

Best Quarter (3/31/21) +16.64% Worst Quarter (3/31/20) -30.29%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Average Annual Total Returns - Blue Chip Investor Fund	1 Year	5 Years	10 Years
Blue Chip Investor Fund Shares	(16.64%)	1.97%	7.88%
Blue Chip Investor Fund Shares | After Taxes on Distributions	(16.97%)	1.17%	6.86%
Blue Chip Investor Fund Shares | After Taxes on Distributions and Sales	(9.62%)	1.41%	6.18%
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	(18.11%)	9.42%	12.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.